Future Minimum Lease and Mineral and Other Royalty Commitments for All Noncancelable Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 75,298
2014	55,706
2015	51,353
2016	38,828
2017	29,851
Thereafter	109,464
Total	$ 360,500